QS VARIABLE GROWTH

Schedules of investments (unaudited)	September 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		351,890	$5,880,074
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,677,030	19,269,077
QS International Equity Fund, Class IS Shares		1,078,408	15,917,288
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,340,645	14,184,021
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		273,130	7,390,897
ClearBridge Large Cap Growth Fund, Class IS Shares		130,798	8,619,598
ClearBridge Small Cap Growth Fund, Class IS Shares		90,454	4,074,937
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		282,991	3,876,976
Western Asset Intermediate Bond Fund, Class IS Shares		505,897	5,868,411

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $70,758,435)			85,081,279

RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $286,638)	0.010%	286,638	286,638

TOTAL INVESTMENTS - 100.0% (Cost - $71,045,073)			85,367,917
Liabilities in Excess of Other Assets - (0.0)%††			(28,960)

TOTAL NET ASSETS - 100.0%			$85,338,957

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Variable Asset Allocation Series 2020 Quarterly Report	1

QS VARIABLE MODERATE GROWTH

Schedules of investments (unaudited)	September 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.5%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		80,832	$1,350,710
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		505,422	5,807,299
QS International Equity Fund, Class IS Shares		281,602	4,156,450
QS U.S. Small Capitalization Equity Fund, Class IS Shares		369,487	3,909,171
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		128,087	3,466,032
ClearBridge Large Cap Growth Fund, Class IS Shares		41,079	2,707,088
ClearBridge Small Cap Growth Fund, Class IS Shares		23,224	1,046,232
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		233,220	3,195,110
Western Asset Intermediate Bond Fund, Class IS Shares		414,885	4,812,670

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,564,686)			30,450,762

RATE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $191,672)	0.010%	191,672	191,672

TOTAL INVESTMENTS - 100.1% (Cost - $25,756,358)			30,642,434
Liabilities in Excess of Other Assets - (0.1)%			(25,757)

TOTAL NET ASSETS - 100.0%			$30,616,677

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	QS Variable Asset Allocation Series 2020 Quarterly Report

QS VARIABLE CONSERVATIVE GROWTH

Schedules of investments (unaudited)	September 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,043,087	$11,985,078
QS International Equity Fund, Class IS Shares		499,529	7,373,045
QS U.S. Small Capitalization Equity Fund, Class IS Shares		873,185	9,238,298
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		334,765	9,058,736
ClearBridge Large Cap Growth Fund, Class IS Shares		86,849	5,723,342
ClearBridge Small Cap Growth Fund, Class IS Shares		50,217	2,262,260
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,163,946	15,946,064
Western Asset Intermediate Bond Fund, Class IS Shares		2,078,823	24,114,344

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $73,223,168)			85,701,167

RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $391,528)	0.010%	391,528	391,528

TOTAL INVESTMENTS - 100.2% (Cost - $73,614,696)			86,092,695
Liabilities in Excess of Other Assets - (0.2)%			(214,231)

TOTAL NET ASSETS - 100.0%			$85,878,464

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Variable Asset Allocation Series 2020 Quarterly Report	3

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

4

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$85,081,279	—	—	$85,081,279
Short-Term Investments†	286,638	—	—	286,638

Total Investments	$85,367,917	—	—	$85,367,917

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$30,450,762	—	—	$30,450,762
Short-Term Investments†	191,672	—	—	191,672

Total Investments	$30,642,434	—	—	$30,642,434

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$85,701,167	—	—	$85,701,167
Short-Term Investments†	391,528	—	—	391,528

Total Investments	$86,092,695	—	—	$86,092,695

†	See Schedule of Investments for additional detailed categorizations.

5

Notes to Schedules of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2020. The following transactions were effected in such Underlying Funds for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
Variable Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$6,328,152	$825,000	49,373	$442,514	24,688	$(72,515)	—	$(830,564)	$5,880,074
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	21,812,871	1,890,001	167,358	2,752,089	250,850	17,911	—	(1,681,706)	19,269,077
QS International Equity Fund, Class IS Shares	19,909,003	1,345,000	83,659	3,677,422	228,915	(537,422)	—	(1,659,293)	15,917,288
QS U.S. Small Capitalization Equity Fund, Class IS Shares	16,426,125	2,656,307	279,795	3,885,716	286,658	(1,010,716)	$71,307	(1,012,695)	14,184,021
ClearBridge Appreciation Fund, Class IS Shares	8,200,353	394,999	14,811	931,616	55,270	453,383	—	(272,839)	7,390,897
ClearBridge Large Cap Growth Fund, Class IS Shares	9,847,566	305,000	4,705	2,378,840	54,067	626,160	—	845,872	8,619,598
ClearBridge Small Cap Growth Fund, Class IS Shares	4,580,558	140,000	4,509	1,204,063	34,154	80,937	—	558,442	4,074,937
Western Asset Core Bond Fund, Class IS Shares	4,274,209	2,291,285	173,111	2,878,008	218,148	91,992	81,651	189,490	3,876,976
Western Asset Intermediate Bond Fund, Class IS Shares	6,416,481	3,458,979	307,412	4,229,777	376,469	95,223	119,448	222,728	5,868,411

	$97,795,318	$13,306,571		$22,380,045		$(255,047)	$272,406	$(3,640,565)	$85,081,279

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
Variable Moderate Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$1,434,561	$250,000	15,162	$156,706	8,506	$(16,706)	—	$(177,145)	$1,350,710
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	6,266,202	855,000	77,498	869,177	77,823	(4,177)	—	(444,726)	5,807,299
QS International Equity Fund, Class IS Shares	5,056,070	615,000	40,354	1,116,111	69,512	(191,111)	—	(398,509)	4,156,450
QS U.S. Small Capitalization Equity Fund, Class IS Shares	4,277,656	934,326	97,500	1,069,439	78,928	(289,438)	$19,326	(233,372)	3,909,171
ClearBridge Appreciation Fund, Class IS Shares	3,660,355	329,999	12,533	467,661	24,421	142,338	—	(56,661)	3,466,032
ClearBridge Large Cap Growth Fund, Class IS Shares	2,900,423	160,000	2,468	606,126	14,452	198,873	—	252,791	2,707,088
ClearBridge Small Cap Growth Fund, Class IS Shares	1,103,417	104,999	2,853	309,627	8,560	15,373	—	147,443	1,046,232
Western Asset Core Bond Fund, Class IS Shares	3,383,316	980,508	73,802	1,319,739	100,238	40,261	60,798	151,025	3,195,110
Western Asset Intermediate Bond Fund, Class IS Shares	5,086,336	1,478,751	131,037	1,931,165	171,917	38,835	89,124	178,748	4,812,670

	$33,168,336	$5,708,583		$7,845,751		$(65,752)	$169,248	$(580,406)	$30,450,762

6

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
Variable Conservative Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$12,636,250	$2,682,175	243,418	$2,449,861	220,205	$(14,861)	—	$(883,486)	$11,985,078
QS International Equity Fund, Class IS Shares 3	9,237,419	2,200,728	146,830	3,475,740	215,059	(595,740)	—	(589,362)	7,373,045
QS U.S. Small Capitalization Equity Fund, Class IS Shares	9,860,008	2,951,856	302,093	3,219,375	237,768	(849,375)	$44,716	(354,191)	9,238,298
ClearBridge Appreciation Fund, Class IS Shares	9,462,241	1,310,000	49,873	1,873,488	76,953	81,512	—	159,983	9,058,736
ClearBridge Large Cap Growth Fund, Class IS Shares	6,121,126	635,000	10,179	1,577,772	35,315	432,207	—	544,988	5,723,342
ClearBridge Small Cap Growth Fund, Class IS Shares	2,300,141	350,093	9,373	689,684	19,464	60,316	—	301,710	2,262,260
Western Asset Core Bond Fund, Class IS Shares	16,350,137	3,286,314	247,780	4,432,906	338,641	138,892	292,719	742,519	15,946,064
Western Asset Intermediate Bond Fund, Class IS Shares	24,559,490	4,987,502	442,458	6,314,340	564,306	124,098	429,304	881,692	24,114,344

	$90,526,812	$18,403,668		$24,033,166		$(622,951)	$766,739	$803,853	$85,701,167

7